Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2025
Non-current assets held for sale and discontinued operations [Abstract]
Assets Held For Sale
Assets held for sale are comprised of the following:

	Whistler Alpha Lake	European R&D Facility & Land	Equipment	ICC	Total
	$	$	$	$	$
Balance, March 31 2023	638	—	—	—	638
Additions	—	8,919	1,800	199	10,918
Impairment	—	(585)	—	—	(585)
Foreign exchange	—	(1)	—	—	(1)
Proceeds from disposal	(2,270)	(8,333)	(600)	—	(11,203)
Gain on disposal (1)	1,632	—	—	—	1,632
Balance, March 31, 2024	—	—	1,200	199	1,399
Additions	—	—	—	14,089	14,089
Impairment	—	—	—	(11,643)	(11,643)
Foreign exchange	—	—	—	57	57
Proceeds from disposal	—	—	(1,200)	(1,199)	(2,399)
Assignment of liabilities held for sale	—	—	—	(1,281)	(1,281)
Balance, March 31, 2025	—	—	—	222	222
(1) The loss on disposal is recognized in other gains (losses) (Note 17) in the consolidated statements of income (loss) and comprehensive income (loss).
Discontinued Operations
The following table summarizes the Company's discontinued operations for the respective periods:

	Years ended March 31,
	2025	2024
	$	$
Revenue	347	1,069

Cost of sales	1,805	6,923

Changes in fair value of inventory and biological assets sold	—	5,644
Unrealized gain on changes in fair value of biological assets	—	(4,411)
Gross loss	(1,458)	(7,087)

Operating expenses	1,515	3,423
Other income	(696)	(1,058)
Impairment of property, plant, and equipment	11,870	287
Loss on disposal of discontinued operations	—	2,411
Income taxes	25	93
	12,714	5,156
Net loss from discontinued operations	(14,172)	(12,243)